Convertible Note Payable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Convertible Note Payable Details 1
Interest on convertible notes	$ 21,172	$ 721
Interest on related party loans	1,170	29,455
Amortization of loan origination costs	10,272	527
Amortization of beneficial conversion feature	118,918	4,882
Amortization of OID	14,384	989
Amortization of warrants	32,973	5,008
Total interest expense	$ 198,889	$ 41,582